Principal Accounting Policies - Additional Information (Detail)	3 Months Ended	9 Months Ended		12 Months Ended						12 Months Ended					1 Months Ended	12 Months Ended					12 Months Ended
	Mar. 31, 2011 Year Customer	Dec. 31, 2011 USD ($) Year Customer Entity	Dec. 31, 2011 CNY Year	Dec. 31, 2011 USD ($) Customer Entity	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY Customer	Dec. 31, 2009 CNY Customer	Dec. 31, 2010 USD ($) Customer	Dec. 31, 2008 CNY	Dec. 31, 2011 Stock Option	Dec. 31, 2011 Purchased Software Year	Dec. 31, 2011 Statutory Reserves CNY	Dec. 31, 2010 Statutory Reserves CNY	Dec. 31, 2009 Statutory Reserves CNY	Oct. 31, 2011 Motel 168 Trademarks Year	Dec. 31, 2011 Motel 168 Trademarks Year	Dec. 31, 2011 Cash and Cash Equivalents USD ($)	Dec. 31, 2011 Cash and Cash Equivalents HKD	Dec. 31, 2010 Cash and Cash Equivalents USD ($)	Dec. 31, 2010 Cash and Cash Equivalents HKD	Dec. 31, 2011 Subsidiaries And Variable Interest Entities Subsidiaries Domestic CNY	Dec. 31, 2011 One Time Membership Fees CNY	Dec. 31, 2011 One Time Membership Fees Sales CNY	Dec. 31, 2011 Customer related CNY	Dec. 31, 2011 Maximum	Dec. 31, 2011 Maximum Cash and Cash Equivalents	Dec. 31, 2011 Minimum
Summary Of Significant Accounting Policies [Line Items]
Total registered capital						6,010,000
Total net assets (liabilities)						26,262,000
Total net income						16,257,000	11,436,000
Total number of VIEs		6	6	6	6
Foreign currency exchange rate		6.2939	6.2939	6.2939	6.2939
Original maturities of investments																										3 months
Cash and cash equivalents		283,773,000	1,786,038,000	283,773,000	1,786,038,000	2,382,643,000	829,592,000	378,563,000	608,445,000								52,747,000	100	211,592,000	100
Allowance for doubtful accounts and other receivables			295,000		295,000	0
Amortization of consumables period																									1 year
Impairment loss on investment					0
Impairment of goodwill					0	0	0
Estimated useful life											5				7	7
Impairment loss of property and equipment				271,000	1,705,000	0	5,477,000
Employee benefit expense					180,145,000	103,292,000	90,525,000
Accruals from employee benefits			12,524,000		12,524,000	3,796,000
Redemption rate for estimating costs of customer reward		20.00%	20.00%
Accruals for customer reward program			5,211,000		5,211,000	17,406,000																		19,851,000
Unredeemed customer rewards gain				5,705,000	35,899,000	22,223,000	16,248,000																	14,641,000
On-going management and service fees based on a percentage of revenue																									6.00%		3.00%
Franchising period				5 years	5 years																				8 years		5 years
One-time membership fees recognized period	1	2	2
One-time membership fees					79,367,000	33,846,000	14,434,000															61,603,000	17,764,000
Applicable rate of business tax and related surcharges				5.60%	5.60%
Advertising related expenses					21,944,000	11,361,000	12,614,000
Vesting period										4 years
Interest capitalized					0	0	0
Percentage of likelihood to be realized upon settlement, used to measure tax benefit as the largest amount																											50.00%
Uncertain tax positions			0		0	0
Financial subsidies received					22,356,000	14,903,000	6,379,000
Percentage of net income required to be set aside																					10.00%
Statutory Surplus Reserve Fund percentage																					50.00%
Appropriations to statutory reserves					0	0	0					31,749,000	26,523,000	17,597,000
Restricted assets																					3,218,515,000
Restricted assets, paid in capital																					3,092,652,000
Number of customers that accounted for more than 10% of net revenues				0	0	0	0
Number of customers that accounted for more than 10% of accounts receivable		0	0	0	0			0